Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
COHEN & STEERS GLOBAL REALTY SHARES, INC.
CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),
CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES
Supplement dated December 15, 2025 to the Summary Prospectus dated May 1, 2025 and Prospectus dated May 1, 2025, as supplemented on August 29, 2025
On December 9, 2025, the Board of Directors of Cohen & Steers Global Realty Shares, Inc. approved, effective May 1, 2026, the following changes:
The third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and restated as follows:
Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The benchmark does not otherwise constrain the Fund’s ability to make investments. The Fund allocates its assets among various regions and countries, including the United States (but in no fewer than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

Cohen & Steers Global Realty Shares, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
COHEN & STEERS GLOBAL REALTY SHARES, INC.
CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),
CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES
Supplement dated December 15, 2025 to the Summary Prospectus dated May 1, 2025 and Prospectus dated May 1, 2025, as supplemented on August 29, 2025
On December 9, 2025, the Board of Directors of Cohen & Steers Global Realty Shares, Inc. approved, effective May 1, 2026, the following changes:
The third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and restated as follows:
Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The benchmark does not otherwise constrain the Fund’s ability to make investments. The Fund allocates its assets among various regions and countries, including the United States (but in no fewer than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.